                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  November 1, 2003 through April 30, 2004

                        Item 1. Reports to Stockholders

                              CALAMOS CONVERTIBLE
                         OPPORTUNITIES AND INCOME FUND

                       SEMI-ANNUAL REPORT APRIL 30, 2004

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CORPORATE BONDS (86.6%)
                   BASIC INDUSTRIES (10.4%)
$  7,452,000       Boise Cascade Corp.(c)
                   7.000%, 11/01/13                $    7,859,744
   6,624,000       Buckeye Technologies Inc.(c)
                   8.500%, 10/01/13                     7,087,680
   4,140,000       Equistar Chemicals, LP(c)
                   10.625%, 05/01/11                    4,657,500
   7,096,000       Freeport-McMoRan Copper &
                   Gold, Inc.(c)
                   10.125%, 02/01/10                    7,841,080
   1,449,000       FMC Corp.
                   10.250%, 11/01/09                    1,717,065
  14,076,000       Georgia-Pacific Corp.(c)
                   8.125%, 05/15/11                    15,941,070
   6,173,000       IPSCO, Inc.(c)
                   8.750%, 06/01/13                     6,944,625
   4,554,000       Ispat International(a)(c)
                   9.750%, 04/01/14                     4,667,850
   1,913,000       Jarden Corp.
                   9.750%, 05/01/12                     2,161,690
   3,726,000       Pope & Talbot, Inc.
                   8.375%, 06/01/13                     3,875,040
   6,624,000       Sealed Air Corp.(a)
                   6.875%, 07/15/33                     6,870,837
   1,656,000       Shaw Group, Inc.(c)
                   10.750%, 03/15/10                    1,713,960
                   Steel Dynamics, Inc.
   1,656,000       9.500%, 03/15/09(a)                  1,858,860
   2,484,000       9.500%, 03/15/09(c)                  2,788,290
                   Union Carbide Corp.
   2,567,000       7.875%, 04/01/23(c)                  2,489,990
   3,312,000       7.500%, 06/01/25(c)                  3,113,280
   1,656,000       6.700%, 04/01/09(c)                  1,680,840
                                                   --------------
                                                       83,269,401
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (3.9%)
   4,140,000       General Motors Corp.(c)
                   8.250%, 07/15/23                     4,441,504
   4,968,000       Hutchison Whampoa
                   International, Ltd.(a)(c)
                   6.250%, 01/24/14                     4,885,273
   1,987,000       IMCO Recycling Inc.
                   10.375%, 10/15/10                    2,131,058
   2,484,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                     2,794,500
                   JLG Industries, Inc.(c)
     828,000       8.375%, 06/15/12                       861,120
   3,726,000       8.250%, 05/01/08                     4,061,340
   4,140,000       Navistar International
                   Corp.(c)
                   8.000%, 02/01/08                     4,274,550
   7,452,000       Terex Corp.(a)
                   7.375%, 01/15/14                     7,805,970
                                                   --------------
                                                       31,255,315
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   CAPITAL GOODS - TECHNOLOGY (8.5%)
$ 10,764,000       Avnet, Inc.(c)
                   9.750%, 02/15/08                $   12,432,420
  10,350,000 EUR   FIMEP, SA
                   11.000%, 02/15/13                   14,856,839
   4,140,000       Flextronics International,
                   Ltd.(c)
                   6.500%, 05/15/13                     4,212,450
   2,815,000       Monitronics International
                   Inc.(a)
                   11.750%, 09/01/10                    3,026,125
     915,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                     1,006,500
   9,108,000       Rayovac Corp.(c)
                   8.500%, 10/01/13                     9,791,100
   8,653,000       Sanmina-SCI Corp.
                   10.375%, 01/15/10                   10,167,275
   4,057,000       Stoneridge, Inc.
                   11.500%, 05/01/12                    4,868,400
   1,656,000       Stratus Technologies, Inc.(a)
                   10.375%, 12/01/08                    1,656,000
   5,796,000       Xerox Corp.
                   7.625%, 06/15/13                     5,940,900
                                                   --------------
                                                       67,958,009
                                                   --------------
                   CONSUMER CYCLICAL (21.0%)
   4,140,000       American Airlines, Inc.(a)
                   7.250%, 02/05/09                     4,041,675
   7,618,000       Aztar Corp.(c)
                   8.875%, 05/15/07                     7,903,675
   6,599,000 GBP   EMI Group PLC
                   9.750%, 5/20/08                     12,627,477
   1,904,000       Fedders Corp.(a)
                   9.875%, 03/01/14                     1,856,400
   1,656,000       Global Cash Access LLC(a)
                   8.750%, 3/15/12                      1,730,520
   3,312,000       Imax Corp.(a)
                   9.625%, 12/01/10                     3,361,680
  14,283,000       Intrawest Corp.
                   10.500%, 02/01/10                   15,675,593
  11,592,000       Isle of Capri Casinos, Inc.
                   9.000%, 03/15/12                    13,127,940
   7,535,000       La Quinta Corp.
                   8.875%, 03/15/11                     8,401,525
  14,490,000       Mandalay Resort Group(c)
                   10.250%, 08/01/07                   16,917,075
   3,726,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                     3,996,135
   4,140,000       Phillips-Van Heusen Corp.
                   8.125%, 05/01/13                     4,367,700
   2,360,000       RH Donnelley Financial
                   Corp.(a)
                   10.875%, 12/15/12                    2,820,200
  10,847,000       Royal Caribbean Cruises,
                   Ltd.(c)
                   8.750%, 02/02/11                    12,284,227
  12,834,000       Russell Corp.
                   9.250%, 05/01/10                    13,539,870
  16,312,000       Saks, Inc.(c)
                   8.250%, 11/15/08                    18,065,540

               See accompanying Notes to Schedule of Investments.              1

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  2,401,000       The Gap, Inc.(c)
                   10.550%, 12/15/08               $    2,965,235
   4,140,000       The Interpublic Group of
                   Companies, Inc.(c)
                   7.250%, 8/15/11                      4,420,887
   9,936,000       United Rentals, Inc.(a)(c)
                   7.000%, 02/15/14                     9,290,160
  10,516,000       Vail Resorts, Inc.(a)
                   6.750%, 02/15/14                    10,358,260
                                                   --------------
                                                      167,751,774
                                                   --------------
                   CONSUMER GROWTH STAPLES (10.9%)
   6,624,000       AOL Time Warner
                   7.625%, 04/15/31                     7,270,993
   1,863,000       Alpharma, Inc.(a)(c)
                   8.625%, 05/01/11                     1,965,465
   8,280,000       American Greetings Corp.(c)
                   11.750%, 07/15/08                    9,729,000
   3,395,000       AmeriPath, Inc.(c)
                   10.500%, 04/01/13                    3,496,850
   6,997,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                     7,065,522
     828,000       CanWest Media, Inc.
                   7.625%, 04/15/13                       885,960
                   Charter Communications Inc.
   2,070,000       11.125%, 01/15/11                    1,831,950
   3,312,000       9.625%, 11/15/09                     2,831,760
   6,210,000       Charter Communications
                   Holdings LLC
                   10.000%, 04/01/09                    5,387,175
   4,140,000       Chattem, Inc.(a)
                   7.000%, 03/01/14                     4,057,200
   2,484,000       Curative Health Services,
                   Inc.(a)
                   10.750%, 05/01/11                    2,505,735
   4,140,000       DEX Media, Inc.(a)(c)
                   8.000%, 11/15/13                     4,036,500
   3,312,000       Hasbro, Inc.
                   6.600%, 07/15/28                     3,196,080
   4,720,000       Mariner Health Care,
                   Inc.(a)(c)
                   8.250%, 12/15/13                     4,790,800
   4,637,000       Playtex Products, Inc.(a)(c)
                   8.000%, 03/01/11                     4,892,035
   5,382,000       Quintiles Transnational
                   Corp.(a)
                   10.000%, 10/01/13                    5,597,280
   4,140,000       Rite Aid Corp.(c)
                   9.250%, 06/01/13                     4,409,100
   8,280,000       Spanish Broadcasting Systems,
                   Inc.
                   9.625%, 11/01/09                     8,797,500
   1,656,000       The Reader's Digest
                   Association, Inc.(a)(c)
                   6.500%, 03/01/11                     1,680,840
   2,484,000       Valeant Pharmaceuticals
                   International(a)
                   7.000%, 12/15/11                     2,533,680
                                                   --------------
                                                       86,961,425
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   CONSUMER STAPLES (4.6%)
$  3,478,000       Del Monte Foods Company
                   8.625%, 12/15/12                $    3,860,580
   4,968,000       DIMON, Inc.(c)
                   7.750%, 06/01/13                     4,881,060
                   Dole Food Company, Inc.
   3,312,000       8.625%, 05/01/09                     3,560,400
   7,452,000       7.250%, 06/15/10(c)                  7,545,150
   4,968,000       Pinnacle Foods Holding
                   Corp.(a)(c)
                   8.250%, 12/01/13                     5,210,190
   8,280,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                     8,983,800
   2,484,000       United Agri Products(a)
                   8.250%, 12/15/11                     2,825,550
                                                   --------------
                                                       36,866,730
                                                   --------------
                   CREDIT CYCLICAL (6.0%)
  10,764,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                    11,705,850
   6,603,000       Hovnanian Enterprises, Inc.(c)
                   7.750%, 05/15/13                     6,817,598
   7,700,000       Standard Pacific Corp.(c)
                   9.500%, 09/15/10                     8,527,750
   6,997,000       Texas Industries, Inc.(c)
                   10.250%, 06/15/11                    7,976,580
   7,038,000       WCI Communities, Inc.(c)
                   7.875%, 10/01/13                     7,389,900
   4,451,000 EUR   Waterford Wedgwood, PLC(a)
                   9.875%, 12/01/10                     5,388,768
                                                   --------------
                                                       47,806,446
                                                   --------------
                   ENERGY (10.0%)
                   Chesapeake Energy Corp.
   3,312,000       6.875%, 01/15/16(a)(c)               3,378,240
   3,726,000       6.875%, 01/15/16(c)                  3,800,520
   4,554,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                     4,485,690
                   Forest Oil Corp.
   2,484,000       8.000%, 12/15/11(c)                  2,757,240
   1,656,000       8.000%, 06/15/08                     1,821,600
   6,624,000       Giant Industries, Inc.
                   11.000%, 05/15/12                    7,452,000
   3,809,000       KCS Energy, Inc.(a)
                   7.125%, 04/01/12                     3,828,045
   4,554,000       Newfield Exploration
                   Company(c)
                   8.375%, 08/15/12                     5,054,940
   4,968,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     4,943,160
   9,357,000       Petrobras International
                   Finance Company(c)
                   8.375%, 12/10/18                     8,842,365
   4,140,000       Plains All American Pipeline,
                   LP(c)
                   7.750%, 10/15/12                     4,746,651

 2             See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Premcor, Inc.(c)
$  5,299,000       9.500%, 02/01/13                $    6,093,850
   2,256,000       7.500%, 06/15/15                     2,391,360
   1,656,000       Swift Energy Company
                   9.375%, 05/01/12                     1,846,440
                   Tesoro Petroleum Corp.
   4,401,000       9.625%, 04/01/12(c)                  4,984,133
   1,656,000       9.000%, 07/01/08(c)                  1,726,380
     828,000       8.000%, 04/15/08                       896,310
   2,795,000       Tom Brown, Inc.
                   7.250%, 09/15/13                     3,186,300
   7,038,000       Western Gas Resources, Inc.
                   10.000%, 06/15/09                    7,425,090
                                                   --------------
                                                       79,660,314
                                                   --------------
                   FINANCIAL (3.7%)
   7,700,000       Host Marriott Corp.(c)
                   9.500%, 01/15/07                     8,585,500
   6,210,000       Leucadia National Corp.(c)
                   7.000%, 08/15/13                     6,365,250
   9,108,000       LNR Property Corp.
                   7.250%, 10/15/13                     9,244,620
   1,408,000       OMEGA Healthcare Investors,
                   Inc.(a)
                   7.000%, 04/01/14                     1,443,200
   3,229,000       Senior Housing Property Trust
                   7.875%, 04/15/15                     3,438,885
                                                   --------------
                                                       29,077,455
                                                   --------------
                   TELECOMMUNICATIONS (3.0%)
   4,947,000       Avaya, Inc.
                   11.125%, 04/01/09                    5,862,195
   4,554,000       DIRECTV, Inc.(c)
                   8.375%, 03/15/13                     5,111,865
   5,382,000       General Cable Corp.(a)
                   9.500%, 11/15/10                     5,920,200
   1,656,000       iPCS, Escrow Company(a)
                   11.500%, 05/01/12                    1,689,120
   5,548,000       Primus Telecommunications
                   Group, Inc.(a)(c)
                   8.000%, 01/15/14                     5,131,900
                                                   --------------
                                                       23,715,280
                                                   --------------
                   TRANSPORTATION (2.5%)
   2,484,000       GATX Corp.(c)
                   8.875%, 06/01/09                     2,835,441
   9,688,000       General Maritime Corp.(c)
                   10.000%, 03/15/13                   10,947,440
   5,299,000       Laidlaw Global Securities,
                   Inc.(a)
                   10.750%, 06/15/11                    5,974,623
                                                   --------------
                                                       19,757,504
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   UTILITIES (2.1%)
$  2,484,000       Calpine Canada Energy Finance,
                   ULC(c)
                   8.500%, 05/01/08                $    1,763,640
                   Calpine Corp.(c)
   8,280,000       8.500%, 02/15/11                     5,837,400
   7,452,000       7.750%, 04/15/09                     5,197,770
   1,242,000       Communications & Power
                   Industries, Inc.(a)
                   8.000%, 02/01/12                     1,273,050
   2,484,000       NRG Energy, Inc.(a)(c)
                   8.000%, 12/15/13                     2,515,050
                                                   --------------
                                                       16,586,910
                                                   --------------
                   TOTAL CORPORATE BONDS
                   (Cost $652,376,254)                690,666,563
                                                   ==============

CONVERTIBLE BONDS (16.2%)
                   CAPITAL GOODS - INDUSTRIAL (1.7%)
  13,500,000       Standard Motor Products, Inc.
                   6.750%, 07/15/09                    13,297,500
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (3.3%)
   6,500,000       ASML Holding, NV
                   5.750%, 10/15/06                     7,556,250
  11,000,000       Advanced Micro Devices,
                   Inc.(c)
                   4.750%, 02/01/22                    11,206,250
   7,562,000       Richardson Electronics,
                   Ltd.(c)
                   8.250%, 06/15/06                     7,467,475
                                                   --------------
                                                       26,229,975
                                                   --------------
                   CONSUMER CYCLICAL (2.0%)
  30,000,000       Royal Caribbean Cruises,
                   Ltd.(b)
                   0.000%, 02/02/21                    15,787,500
                                                   --------------
                   CONSUMER GROWTH STAPLES (5.0%)
   3,900,000       ICN Pharmaceuticals, Inc.
                   6.500%, 07/15/08                     4,119,375
   5,000,000       IVAX Corp.
                   5.500%, 05/15/07                     5,131,250
  12,600,000       Service Corp.(c)
                   6.750%, 06/22/08                    14,080,500
  17,050,000       Skechers USA, Inc.(c)
                   4.500%, 04/15/07                    16,879,500
                                                   --------------
                                                       40,210,625
                                                   --------------
                   TELECOMMUNICATIONS (4.2%)
  12,000,000       Corning, Inc.(c)
                   4.875%, 03/01/08                    12,450,000
  20,000,000       Nextel Communications, Inc.(c)
                   6.000%, 06/01/11                    21,500,000
                                                   --------------
                                                       33,950,000
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (cost $99,939,893)                 129,475,600
                                                   ==============

               See accompanying Notes to Schedule of Investments.              3

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
         (+x
SYNTHETIC CONVERTIBLE SECURITIES 21.2%
                   BONDS - 18.0%
                   BASIC INDUSTRIES (2.2%)
$  1,548,000       Boise Cascade Corp.(c)
                   7.000%, 11/01/13                $    1,632,700
   1,376,000       Buckeye Technologies Inc.(c)
                   8.500%, 10/01/13                     1,472,320
     860,000       Equistar Chemicals, LP(c)
                   10.625%, 05/01/11                      967,500
   1,474,000       Freeport-McMoRan Copper &
                   Gold, Inc.(c)
                   10.125%, 02/01/10                    1,628,770
     301,000       FMC Corp.
                   10.250%, 11/01/09                      356,685
   2,924,000       Georgia-Pacific Corp.(c)
                   8.125%, 05/15/11                     3,311,430
   1,282,000       IPSCO, Inc.(c)
                   8.750%, 06/01/13                     1,442,250
     946,000       Ispat International(a)(c)
                   9.750%, 04/01/14                       969,650
     397,000       Jarden Corp.
                   9.750%, 05/01/12                       448,610
     774,000       Pope & Talbot, Inc.
                   8.375%, 06/01/13                       804,960
   1,376,000       Sealed Air Corp.(a)
                   6.875%, 07/15/33                     1,427,275
     344,000       Shaw Group, Inc.(c)
                   10.750%, 03/15/10                      356,040
                   Steel Dynamics, Inc.
     344,000       9.500%, 03/15/09 (a)                   386,140
     516,000       9.500%, 03/15/09 (c)                   579,210
                   Union Carbide Corp.
     533,000       7.875%, 04/01/23 (c)                   517,010
     688,000       7.500%, 06/01/25 (c)                   646,720
     344,000       6.700%, 04/01/09 (c)                   349,160
                                                   --------------
                                                       17,296,430
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (0.8%)
     860,000       General Motors Corp.(c)
                   8.250%, 07/15/23                       922,631
   1,032,000       Hutchison Whampoa
                   International, Ltd.(a)(c)
                   6.250%, 01/24/14                     1,014,815
     413,000       IMCO Recycling Inc.
                   10.375%, 10/15/10                      442,942
     516,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                       580,500
                   JLG Industries, Inc.(c)
     172,000       8.375%, 06/15/12                       178,880
     774,000       8.250%, 05/01/08                       843,660
     860,000       Navistar International
                   Corp.(c)
                   8.000%, 02/01/08                       887,950
   1,548,000       Terex Corp.(a)
                   7.375%, 01/15/14                     1,621,530
                                                   --------------
                                                        6,492,908
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   CAPITAL GOODS - TECHNOLOGY (1.8%)
$  2,236,000       Avnet, Inc.(c)
                   9.750%, 02/15/08                $    2,582,580
   2,150,000 EUR   FIMEP, SA
                   11.000%, 02/15/13                    3,086,203
     860,000       Flextronics International,
                   Ltd.(c)
                   6.500%, 05/15/13                       875,050
     585,000       Monitronics International
                   Inc.(a)
                   11.750%, 09/01/10                      628,875
     190,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                       209,000
   1,892,000       Rayovac Corp.(c)
                   8.500%, 10/01/13                     2,033,900
   1,797,000       Sanmina-SCI Corp.
                   10.375%, 01/15/10                    2,111,475
     843,000       Stoneridge, Inc.
                   11.500%, 05/01/12                    1,011,600
     344,000       Stratus Technologies, Inc.(a)
                   10.375%, 12/01/08                      344,000
   1,204,000       Xerox Corp.
                   7.625%, 06/15/13                     1,234,100
                                                   --------------
                                                       14,116,783
                                                   --------------
                   CONSUMER CYCLICAL (4.4%)
     860,000       American Airlines, Inc.(a)
                   7.250%, 02/05/09                       839,575
   1,582,000       Aztar Corp.(c)
                   8.875%, 05/15/07                     1,641,325
   1,371,000 GBP   EMI Group PLC
                   9.750%, 5/20/08                      2,623,469
     396,000       Fedders Corp.(a)
                   9.875%, 03/01/14                       386,100
     344,000       Global Cash Access LLC(a)
                   8.750%, 3/15/12                        359,480
     688,000       Imax Corp.(a)
                   9.625%, 12/01/10                       698,320
   2,967,000       Intrawest Corp.
                   10.500%, 02/01/10                    3,256,282
   2,408,000       Isle of Capri Casinos, Inc.
                   9.000%, 03/15/12                     2,727,060
   1,565,000       La Quinta Corp.
                   8.875%, 03/15/11                     1,744,975
   3,010,000       Mandalay Resort Group(c)
                   10.250%, 08/01/07                    3,514,175
     774,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                       830,115
     860,000       Phillips-Van Heusen Corp.
                   8.125%, 05/01/13                       907,300
     490,000       RH Donnelley Financial
                   Corp.(a)
                   10.875%, 12/15/12                      585,550
   2,253,000       Royal Caribbean Cruises,
                   Ltd.(c)
                   8.750%, 02/02/11                     2,551,523
   2,666,000       Russell Corp.
                   9.250%, 05/01/10                     2,812,630
   3,388,000       Saks, Inc.(c)
                   8.250%, 11/15/08                     3,752,210

 4             See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    499,000       The Gap, Inc.(c)
                   10.550%, 12/15/08               $      616,265
     860,000       The Interpublic Group of
                   Companies, Inc.(c)
                   7.250%, 8/15/11                        918,348
   2,064,000       United Rentals, Inc.(a)(c)
                   7.000%, 02/15/14                     1,929,840
   2,184,000       Vail Resorts, Inc.(a)
                   6.750%, 02/15/14                     2,151,240
                                                   --------------
                                                       34,845,782
                                                   --------------
                   CONSUMER GROWTH STAPLES (2.3%)
   1,376,000       AOL Time Warner
                   7.625%, 04/15/31                     1,510,399
     387,000       Alpharma, Inc.(a)(c)
                   8.625%, 05/01/11                       408,285
   1,720,000       American Greetings Corp.(c)
                   11.750%, 07/15/08                    2,021,000
     705,000       AmeriPath, Inc.(c)
                   10.500%, 04/01/13                      726,150
   1,453,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                     1,467,229
     172,000       CanWest Media, Inc.
                   7.625%, 04/15/13                       184,040
                   Charter Communications Inc.
     430,000       11.125%, 01/15/11                      380,550
     688,000       9.625%, 11/15/09                       588,240
   1,290,000       Charter Communications
                   Holdings LLC
                   10.000%, 04/01/09                    1,119,075
     860,000       Chattem, Inc.(a)
                   7.000%, 03/01/14                       842,800
     516,000       Curative Health Services,
                   Inc.(a)
                   10.750%, 05/01/11                      520,515
     860,000       DEX Media, Inc.(a)(c)
                   8.000%, 11/15/13                       838,500
     688,000       Hasbro, Inc.
                   6.600%, 07/15/28                       663,920
     980,000       Mariner Health Care,
                   Inc.(a)(c)
                   8.250%, 12/15/13                       994,700
     963,000       Playtex Products, Inc.(a)(c)
                   8.000%, 03/01/11                     1,015,965
   1,118,000       Quintiles Transnational
                   Corp.(a)
                   10.000%, 10/01/13                    1,162,720
     860,000       Rite Aid Corp.(c)
                   9.250%, 06/01/13                       915,900
   1,720,000       Spanish Broadcasting Systems,
                   Inc.
                   9.625%, 11/01/09                     1,827,500
     344,000       The Reader's Digest
                   Association, Inc.(a)(c)
                   6.500%, 03/01/11                       349,160
     516,000       Valeant Pharmaceuticals
                   International(a)
                   7.000%, 12/15/11                       526,320
                                                   --------------
                                                       18,062,968
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   CONSUMER STAPLES (1.0%)
$    722,000       Del Monte Foods Company
                   8.625%, 12/15/12                $      801,420
   1,032,000       DIMON, Inc.(c)
                   7.750%, 06/01/13                     1,013,940
                   Dole Food Company, Inc.
     688,000       8.625%, 05/01/09                       739,600
   1,548,000       7.250%, 06/15/10 (c)                 1,567,350
   1,032,000       Pinnacle Foods Holding
                   Corp.(a)(c)
                   8.250%, 12/01/13                     1,082,310
   1,720,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                     1,866,200
     516,000       United Agri Products(a)
                   8.250%, 12/15/11                       586,950
                                                   --------------
                                                        7,657,770
                                                   --------------
                   CREDIT CYCLICAL (1.2%)
   2,236,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                     2,431,650
   1,372,000       Hovnanian Enterprises, Inc.(c)
                   7.750%, 05/15/13                     1,416,590
   1,600,000       Standard Pacific Corp.(c)
                   9.500%, 09/15/10                     1,772,000
   1,453,000       Texas Industries, Inc.(c)
                   10.250%, 06/15/11                    1,656,420
   1,462,000       WCI Communities, Inc.(c)
                   7.875%, 10/01/13                     1,535,100
     924,000 EUR   Waterford Wedgwood, PLC(a)
                   9.875%, 12/01/10                     1,118,675
                                                   --------------
                                                        9,930,435
                                                   --------------
                   ENERGY (2.1%)
                   Chesapeake Energy Corp.
     688,000       6.875%, 01/15/16(a)(c)                 701,760
     774,000       6.875%, 01/15/16(c)                    789,480
     946,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                       931,810
                   Forest Oil Corp.
     516,000       8.000%, 12/15/11(c)                    572,760
     344,000       8.000%, 06/15/08                       378,400
   1,376,000       Giant Industries, Inc.
                   11.000%, 05/15/12                    1,548,000
     791,000       KCS Energy, Inc.(a)
                   7.125%, 04/01/12                       794,955
     946,000       Newfield Exploration
                   Company(c)
                   8.375%, 08/15/12                     1,050,060
   1,032,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     1,026,840
   1,943,000       Petrobras International
                   Finance Company(c)
                   8.375%, 12/10/18                     1,836,135
     860,000       Plains All American Pipeline,
                   LP(c)
                   7.750%, 10/15/12                       986,019

               See accompanying Notes to Schedule of Investments.              5

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Premcor, Inc.(c)
$  1,101,000       9.500%, 02/01/13                $    1,266,150
     469,000       7.500%, 06/15/15                       497,140
     344,000       Swift Energy Company
                   9.375%, 05/01/12                       383,560
                   Tesoro Petroleum Corp.
     914,000       9.625%, 04/01/12(c)                  1,035,105
     344,000       9.000%, 07/01/08(c)                    358,620
     172,000       8.000%, 04/15/08                       186,190
     580,000       Tom Brown, Inc.
                   7.250%, 09/15/13                       661,200
   1,462,000       Western Gas Resources, Inc.
                   10.000%, 06/15/09                    1,542,410
                                                   --------------
                                                       16,546,594
                                                   --------------
                   FINANCIAL (0.7%)
   1,600,000       Host Marriott Corp.(c)
                   9.500%, 01/15/07                     1,784,000
   1,290,000       Leucadia National Corp.(c)
                   7.000%, 08/15/13                     1,322,250
   1,892,000       LNR Property Corp.
                   7.250%, 10/15/13                     1,920,380
     292,000       OMEGA Healthcare Investors,
                   Inc.(a)
                   7.000%, 04/01/14                       299,300
     671,000       Senior Housing Property Trust
                   7.875%, 04/15/15                       714,615
                                                   --------------
                                                        6,040,545
                                                   --------------
                   TELECOMMUNICATIONS (0.6%)
   1,027,000       Avaya, Inc.
                   11.125%, 04/01/09                    1,216,995
     946,000       DIRECTV, Inc.(c)
                   8.375%, 03/15/13                     1,061,885
   1,118,000       General Cable Corp.(a)
                   9.500%, 11/15/10                     1,229,800
     344,000       iPCS, Escrow Company(a)
                   11.500%, 05/01/12                      350,880
   1,152,000       Primus Telecommunications
                   Group, Inc.(a)(c)
                   8.000%, 01/15/14                     1,065,600
                                                   --------------
                                                        4,925,160
                                                   --------------
                   TRANSPORTATION (0.5%)
     516,000       GATX Corp.(c)
                   8.875%, 06/01/09                       589,005
   2,012,000       General Maritime Corp.(c)
                   10.000%, 03/15/13                    2,273,560
   1,101,000       Laidlaw Global Securities,
                   Inc.(a)
                   10.750%, 06/15/11                    1,241,377
                                                   --------------
                                                        4,103,942
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   UTILITIES (0.4%)
$    516,000       Calpine Canada Energy Finance,
                   ULC(c)
                   8.500%, 05/01/08                $      366,360
                   Calpine Corp.(c)
   1,720,000       8.500%, 02/15/11                     1,212,600
   1,548,000       7.750%, 04/15/09                     1,079,730
     258,000       Communications & Power
                   Industries, Inc.(a)
                   8.000%, 02/01/12                       264,450
     516,000       NRG Energy, Inc.(a)(c)
                   8.000%, 12/15/13                       522,450
                                                   --------------
                                                        3,445,590
                                                   --------------
                   TOTAL BONDS                        143,464,907
                                                   --------------

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                   OPTIONS (3.2%)
                   BASIC INDUSTRIES (0.1%)
       1,600       Freeport-McMoRan Copper &
                   Gold, Inc.(b)
                   Call, 01/21/06, Strike 45.00           416,000
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (0.7%)
       3,000       Advanced Micro Devices,
                   Inc.(b)
                   Call, 01/21/06, Strike 22.50           540,000
       1,400       Broadcom Corp.(b)
                   Call, 01/21/06, Strike 50.00           791,000
                   Intel Corp.(b)
       1,900       Call, 01/21/06, Strike 35.00           342,000
         900       Call, 01/21/06, Strike 27.50           369,000
       4,200       Motorola, Inc.(b)
                   Call, 01/21/06, Strike 20.00         1,218,000
       1,600       National Semiconductor
                   Corp.(b)
                   Call, 01/21/06, Strike 50.00         1,056,000
       2,500       Sybase, Inc.(b)
                   Call, 01/21/06, Strike 20.00           562,500
                   Texas Instruments, Inc.(b)
       2,200       Call, 01/21/06, Strike 40.00           308,000
         800       Call, 01/21/06, Strike 30.00           288,000
                                                   --------------
                                                        5,474,500
                                                   --------------
                   CONSUMER CYCLICAL (0.7%)
         650       American Standard Companies,
                   Inc.(b)
                   Call, 01/21/06, Strike 110.00          838,500
       2,000       Carnival Corp.(b)
                   Call, 01/21/06, Strike 45.00         1,100,000
       2,200       International Game
                   Technology(b)
                   Call, 01/21/06, Strike 45.00         1,034,000

 6             See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
       3,800       Metro-Goldwyn-Mayer, Inc.(b)
                   Call, 01/21/06, Strike 17.50    $    1,634,000
       1,500       Nordstrom, Inc.(b)
                   Call, 01/21/06, Strike 40.00           630,000
       1,300       J.C. Penney Company, Inc.
                   Holdings Company(b)
                   Call, 01/21/06, Strike 40.00           481,000
                                                   --------------
                                                        5,717,500
                                                   --------------
                   CONSUMER GROWTH STAPLES (0.7%)
       1,400       Bausch & Lomb, Inc.(b)
                   Call, 01/21/06, Strike 60.00         1,428,000
       1,600       Federated Department Stores,
                   Inc.(b)
                   Call, 01/21/06, Strike 55.00           960,000
       1,500       Guidant Corp.(b)
                   Call, 01/21/06, Strike 70.00         1,207,500
       2,700       Pfizer, Inc.(b)
                   Call, 01/21/06, Strike 37.50           918,000
       2,560       Starbucks Corp.(b)
                   Call, 01/21/06, Strike 45.00         1,126,400
                                                   --------------
                                                        5,639,900
                                                   --------------
                   CONSUMER STAPLES (0.3%)
       1,700       Altria Group, Inc.(b)
                   Call, 01/21/06, Strike 55.00           969,000
       4,000       Tyson Foods, Inc.(b)
                   Call, 01/21/06, Strike 17.50         1,520,000
                                                   --------------
                                                        2,489,000
                                                   --------------
                   ENERGY (0.5%)
       1,750       Amerada Hess Corp.(b)
                   Call, 01/21/06, Strike 70.00         1,688,750
       2,300       Apache Corp.(b)
                   Call, 01/21/06, Strike 45.00         1,276,500
       2,400       Transocean, Inc.(b)
                   Call, 01/21/06, Strike 30.00         1,128,000
                                                   --------------
                                                        4,093,250
                                                   --------------
                   FINANCIAL (0.1%)
         850       Countrywide Financial Corp.(b)
                   Call, 01/21/06, Strike 63.375        1,204,875
                                                   --------------

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                   TELECOMMUNICATIONS (0.1%)
       2,000       Nextel Communications, Inc.(b)
                   Call, 01/21/06, Strike 30.00    $      545,000
                                                   --------------
                   TOTAL OPTIONS                       25,580,025
                                                   --------------
                   TOTAL SYNTHETIC CONVERTIBLE
                   SECURITIES
                   (Cost $162,853,503)                169,044,932
                                                   ==============

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (17.8%)
                   CAPITAL GOODS - INDUSTRIAL (5.0%)
     179,000       Cummins, Inc.(c)
                   7.000%                              12,820,875
     486,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              27,424,980
                                                   --------------
                                                       40,245,855
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (0.9%)
     135,300       Agilysys, Inc.
                   6.750%                               6,815,738
                                                   --------------
                   CONSUMER CYCLICAL (1.5%)
     210,000       The Interpublic Group of
                   Companies, Inc.
                   5.375%                              12,083,400
                                                   --------------
                   CONSUMER GROWTH STAPLES (2.4%)
     377,000       Cendant Corp.(c)
                   7.750%                              18,774,600
                                                   --------------
                   FINANCIAL (2.9%)
     650,000       National Australia Bank, Ltd.
                   7.875%                              23,341,500
                                                   --------------
                   INDUSTRIAL (0.7%)
     225,000       General Motors Corp.
                   5.250%                               5,683,500
                                                   --------------
                   UTILITIES (4.4%)
     410,000       AES Trust III(c)
                   6.750%                              17,220,000
     350,000       CenterPoint Energy, Inc.
                   (AOL Time Warner)
                   2.000%                              11,692,800
     140,000       TXU Corp.(c)
                   8.125%                               5,878,600
                                                   --------------
                                                       34,791,400
                                                   --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCK
                   (Cost $115,399,998)                141,735,993
                                                   ==============

               See accompanying Notes to Schedule of Investments.              7

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (41.3%)
$320,375,130       Bank of New York Institutional
                   Cash Reserve Fund(d)
                   current rate 1.116%             $  320,375,130
   8,821,000       Exxon Mobil Corp. Commercial
                   Paper
                   0.840%, 05/03/04                     8,820,588
                                                   --------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $329,195,719)                329,195,718
                                                   ==============

TOTAL INVESTMENTS (183.1%)
(Cost $1,359,765,367)                               1,460,118,806
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-34.9%)              (278,802,777)

PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
DIVIDENDS PAYABLE (-48.2%)
                                                     (384,012,480)
                                                   --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
(100.0%)                                           $  797,303,549
                                                   ==============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must be generally effected through a sale that is exempt from registration (eg. a sale to another QIB), or the security must be registered for public sale. At April 30, 2004, the market value of 144A securities that can not currently be exchanged to the registered form is $171,547,643 or 21.5% of net assets applicable to common shareholders of the Fund.
(b) Non-income producing security.
(c) Security, or portion of security, is on loan.
(d) Security is purchased with the cash collateral from securities loaned.

FOREIGN CURRENCY ABBREVIATIONS
EUR: European Monetary Unit
GBP: Great Britain Pound

 8             See accompanying Notes to Schedule of Investments.

                      STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $1,359,765,367)                    $1,460,118,806
Cash with custodian (interest bearing)                                   2,968
Accrued interest and dividends receivable                           23,255,353
Receivable for securities sold                                      15,092,068
Unrealized appreciation on interest rate swaps                       7,206,647
Prepaid expenses                                                        85,563
Other assets                                                            17,126
                                                                --------------
   Total Assets                                                  1,505,778,531
                                                                --------------
LIABILITIES
Payable upon return of securities loaned                           320,375,130
Payable for investments purchased                                    3,266,777
Payable to investment advisor                                          536,976
Payable for preferred shares offering                                   73,456
Payable for deferred compensation to Trustees                           17,126
Other accounts payable and accrued liabilities                         193,037
                                                                --------------
   Total Liabilities                                               324,462,502
                                                                --------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 15,360
  shares, including dividends payable                           $  384,012,480
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  797,303,549
                                                                ==============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized,
  44,481,278 shares issued and outstanding                      $  636,151,963
Undistributed net investment income (loss)                           8,682,999
Accumulated net realized gain (loss) on investments,
  options, foreign currency transactions and interest rate
  swaps                                                             44,888,613
Net unrealized appreciation (depreciation) on investments,
  options, foreign currency translations and interest rate
  swaps                                                            107,579,974
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  797,303,549
                                                                ==============
Net asset value per common share based on 44,481,278 shares
  issued and outstanding                                        $        17.92
                                                                ==============

* Includes $306,954,161 of securities loaned.

                See accompanying Notes to Financial Statements.                9

                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                        $ 40,517,079
Dividends                                                          5,966,495
Securities lending income                                            380,972
                                                                ------------
   Total investment income                                        46,864,546
                                                                ------------
EXPENSES
Investment advisory fees                                           4,661,740
Auction agent fees                                                   454,469
Audit and legal fees                                                  50,020
Printing and mailing fees                                             73,794
Custodian fees                                                        44,310
Registration fees                                                     22,451
Transfer agent fees                                                   13,264
Trustees' fees                                                         7,451
Other                                                                 56,246
                                                                ------------
   Total expenses                                                  5,383,745
                                                                ------------
   Less expenses waived                                           (1,456,794)
                                                                ------------
   Net expenses                                                    3,926,951
                                                                ------------
NET INVESTMENT INCOME (LOSS)                                      42,937,595
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  OPTIONS, FOREIGN CURRENCY AND INTEREST RATE SWAPS
Net realized gain (loss) from:
  Investments                                                     44,396,827
  Foreign currency transactions                                    3,134,693
  Interest rate swaps                                             (2,643,401)
Change in net unrealized appreciation/depreciation on:
  Investments                                                    (30,430,983)
  Foreign currency translations                                      (25,480)
  Interest rate swaps                                              2,083,062
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  OPTIONS, FOREIGN CURRENCY AND INTEREST RATE SWAPS               16,514,718
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      59,452,313
                                                                ------------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                             (1,947,785)
Capital gains                                                       (162,833)
                                                                ------------
                                                                  (2,110,618)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS RESULTING FROM OPERATIONS                        $ 57,341,695
                                                                ============

 10             See accompanying Notes to Financial Statements.

                              STATEMENT OF CHANGES
                                 IN NET ASSETS

                                                                    FOR THE
                                                                SIX MONTHS ENDED        FOR THE
                                                                 APRIL 30, 2004        YEAR ENDED
                                                                  (UNAUDITED)       OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                      $ 42,937,595        $ 77,268,986*
Net realized gain (loss) on investments, options, foreign
  currency transactions and interest rate swaps                     44,888,119          22,646,333*
Change in net unrealized appreciation/depreciation on
  investments, options, foreign currency translations and
  interest rate swaps                                              (28,373,401)        167,276,243
Dividends to preferred shareholders from
  Net investment income                                             (1,947,785)         (2,763,180)
  Capital gains                                                       (162,833)                 --
                                                                  ------------        ------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                            57,341,695         264,428,382
                                                                  ------------        ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                              (39,774,332)        (71,360,002)
Capital gains                                                      (19,991,745)                 --
                                                                  ------------        ------------
Net decrease in net assets from dividends to common
  shareholders                                                     (59,766,077)        (71,360,002)
                                                                  ------------        ------------
CAPITAL STOCK TRANSACTIONS
Offering costs on preferred shares                                  (2,023,000)            (92,968)
Reinvestment of dividends resulting in the issuance of
  common stock                                                      10,987,420          10,895,006
                                                                  ------------        ------------
Net increase (decrease) in net assets from capital stock
  transactions                                                       8,964,420          10,802,038
                                                                  ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS                                                       6,540,038         203,870,418
                                                                  ------------        ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period                                                790,763,511         586,893,093
                                                                  ------------        ------------
End of period                                                     $797,303,549        $790,763,511
                                                                  ------------        ------------
Undistributed net investment income                               $  8,682,999        $  7,467,521
                                                                  ============        ============

* Interest rate swap payments reclassed from net investment income to net realized gain (loss).

                See accompanying Notes to Financial Statements.               11

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on June 28, 2002.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in convertible securities and non-convertible income securities.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee thereof.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for April 30th and October 31st, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since the Fund is taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986.
 12

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

DIVIDENDS. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions and contingent payment debt instruments.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES
Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). CAM has contractually agreed to waive a portion of its management fee at the annual rate of 0.25% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through June 30, 2007) and to waive a declining amount for an additional three years (0.18% of the average weekly managed assets in 2008, 0.11% in 2009, and 0.04% in 2010).

Under the terms of the Administration Agreement, CAM pays the Administrator, Princeton Administrators, L.P. a monthly fee at an annual rate of 0.125% of the Fund's average weekly managed assets, subject to a monthly minimum fee of $12,500.

Certain portfolio transactions for the Fund may be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended April 30, 2004, the Fund paid no brokerage commissions to CFS on purchases or sales of Fund securities.

Certain officers and trustees of the Fund are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $17,126 are included in "Other Assets" on the Statement of Assets and Liabilities at April 30, 2004. The Fund's obligation to make payment under the Plan is a general obligation of the Fund.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligations for the six months ended April 30, 2004 were as follows:

Purchases                                                    $460,862,052
Proceeds from sales                                           306,783,135

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

The following information is presented on an income tax basis as of April 30, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for tax purposes at April 30, 2004 was as follows:

Cost basis of investments                                       $1,360,072,218
Gross unrealized appreciation                                      113,780,424
Gross unrealized depreciation                                     (13,733,836)
                                                                --------------
Net unrealized appreciation (depreciation)                      $  100,046,588
                                                                ==============

NOTE 4 - FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2004.

NOTE 5 - OPTIONS TRANSACTIONS

The Funds may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. For the six months ended April 30, 2004 net realized gain on option transactions were $3,833,342.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------
Distribution paid from:
Ordinary income                                                   $ 74,123,182
Net long-term capital gains                                                 --
                                                                  ------------
Total taxable distribution                                          74,123,182
                                                                  ============
As of October 31, 2003, the components of accumulated
earnings/(losses) on a tax basis were as follows:
Undistributed ordinary income -- net                                22,302,635
Undistributed long-term capital gains -- net                         5,444,071
                                                                  ------------
Total undistributed earnings -- net                                 27,746,706
Capital loss carryforward                                                   --
                                                                  ------------
Unrealized gains/(losses) -- net                                   135,829,262*
                                                                  ------------
Total accumulated earnings/(losses) -- net                        $163,575,968
                                                                  ============

* The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

NOTE 7 - COMMON STOCK
There are unlimited common shares of beneficial interest authorized and 44,481,278 shares outstanding at April 30, 2004. CAM owned 7,213 of the outstanding shares. Transactions in common shares were as follows:

                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2004     OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
Beginning shares                                                   43,904,538          43,267,593
Shares sold                                                                --                  --
Shares issued through reinvestment of distributions                   576,740             636,945
                                                                   ----------          ----------
Ending shares                                                      44,481,278          43,904,538
                                                                   ==========          ==========

NOTE 8 - PREFERRED SHARES
There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.03% to 1.50% for the six months ended April 30, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distribution on shares of common stock or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred shares or the holders of common shares.

NOTE 9 - INTEREST RATE TRANSACTIONS
The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of April 30, 2004 were as follows:

                                                    TERMINATION         NOTIONAL                                      UNREALIZED
COUNTERPARTY                                           DATE           AMOUNT (000)    FIXED RATE    FLOATING RATE    APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch                                      July 3, 2006         $65,000        1.9100%      1 month LIBOR     $1,107,615
Merrill Lynch                                      July 3, 2007          65,000        2.3250%      1 month LIBOR      1,899,072
Merrill Lynch                                      July 3, 2008          70,000        2.6850%      1 month LIBOR      2,811,935
Merrill Lynch                                    November 28, 2006       60,000        2.8200%      1 month LIBOR        235,913
Merrill Lynch                                    November 28, 2007       60,000        3.2575%      1 month LIBOR        465,612
Merrill Lynch                                    November 28, 2008       60,000        3.5975%      1 month LIBOR        686,500
                                                                                                                     ------------
                                                                                                                      $7,206,647
                                                                                                                      ==========

NOTE 10 - SECURITIES LENDING
During the six months ended April 30, 2004, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Fund lends securities. At April 30, 2004, the Fund had securities valued at $306,954,161 on loan to brokers-dealers and, $320,375,130 in cash equivalent collateral.

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                                           For the Period Ended
                                                                 For the Six Months            October 31,
                                                                Ended April 30, 2004      ----------------------
                                                                    (unaudited)             2003         2002*
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  18.01            $  13.56      $  14.32(a)
                                                                      --------            --------      --------
Income from investment operations:
 Net investment income (loss)                                             1.00                1.77(b)       0.39(c)
 Net realized and unrealized gain (loss) from investments,
  foreign currency and interest rate swaps                                0.30                4.38(b)      (0.77)
Dividends to preferred shareholders from
 Net investment income (common stock equivalent basis)                   (0.04)              (0.06)        (0.01)
 Capital gains (common stock equivalent basis)                              --(g)               --            --
                                                                      --------            --------      --------
 Total from investment operations                                         1.26                6.09         (0.39)
----------------------------------------------------------------------------------------------------------------
Less dividends to common shareholders from
 Net investment income                                                   (0.90)              (1.64)        (0.29)
 Capital gains                                                           (0.45)                 --            --
Capital charge resulting from issuance of common and
 preferred shares                                                           --                  --         (0.08)
                                                                      --------            --------      --------
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $  17.92            $  18.01      $  13.56
                                                                      ========            ========      ========
 Market value, end of period                                          $  19.07            $  19.60      $  14.20
----------------------------------------------------------------------------------------------------------------
Total investment return based on(d):
 Net asset value                                                          6.79%              46.48%        -3.33%
 Market value                                                             4.42%              52.22%        -3.33%
----------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets applicable to common shareholders, end of period
 (000's omitted)                                                      $797,304            $790,764      $586,893
Preferred shares, at redemption value ($25,000 per share
 liquidation preference) (000's omitted)                               384,000             204,000       204,000
Ratios to average net assets:
 Net expenses                                                             0.99%(e)            0.86%         0.79%(e)
 Gross expenses prior waiver of expense by the advisor                    1.35%(e)            1.18%         1.06%(e)
 Net investment income                                                   10.77%(e)           10.89%(b)      8.21%(e)
 Preferred share dividends                                                0.49%(e)            0.39%         0.23%(e)
 Net investment income, net of preferred share dividends
  from net investment income                                             10.28%(e)           10.50%(b)      7.99%(e)
Portfolio turnover rate                                                     28%                 42%            2%
Asset coverage per preferred share, at end of period(f)               $ 76,909            $121,907      $ 96,934
----------------------------------------------------------------------------------------------------------------

*   The Fund commenced operations on June 28, 2002.
(a) Net of sales load of $0.68 on initial shares issued.
(b) Interest rate swap payments reclassed from net investment income to net realized gain (loss).
(c) Based on average shares method.
(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.
(e) Annualized.
(f) Calculated by subtracting the Fund's total liabilities (not including preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.
(g) Capital gains distributed to preferred shareholders equated to less than $0.01 per common share.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Convertible Opportunities and Income Fund

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Convertible Opportunities and Income Fund (the "Fund") as of April 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the statement of assets and liabilities, including the schedule of investments, of the Fund as of October 31, 2003, and the related statements of operations and changes in net assets and the financial highlights for the year then ended; and in our report dated December 17, 2003, we expressed an unqualified opinion on those financial statements and financial highlights.

/s/ Deloitte & Touche LLP

Chicago, Illinois
June 15, 2004

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    ADMINISTRATOR
    Princeton Administrators, L.P.
    P.O. Box 9095
    Princeton, NJ 08543-9095

    CUSTODIAN AND TRANSFER AGENT
    The Bank of New York
    P.O. Box 11258
    Church Street Station
    New York, NY 10286
    800.524.4458

    INDEPENDENT AUDITORS
    Deloitte & Touche LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC
    Chicago, IL

[RECYCLED LOGO]                                                       1790 04/04

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics -- Not applicable.

(a)(2)(i)  Certification of Principal Executive Officer.

(a)(2)(ii)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  July 6, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  July 6, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  July 6, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  July 6, 2004